Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	SECURITY INCOME FUND /KS/
Central Index Key	dei_EntityCentralIndexKey	0000088498
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
TOTAL RETURN BOND FUND (Prospectus Summary) | TOTAL RETURN BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBAX
TOTAL RETURN BOND FUND (Prospectus Summary) | TOTAL RETURN BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBCX
TOTAL RETURN BOND FUND (Prospectus Summary) | TOTAL RETURN BOND FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBIX
MACRO OPPORTUNITIES FUND (Prospectus Summary) | MACRO OPPORTUNITIES FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOAX
MACRO OPPORTUNITIES FUND (Prospectus Summary) | MACRO OPPORTUNITIES FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOCX
MACRO OPPORTUNITIES FUND (Prospectus Summary) | MACRO OPPORTUNITIES FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOIX
FLOATING RATE STRATEGIES FUND (Prospectus Summary) | FLOATING RATE STRATEGIES FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFAX
FLOATING RATE STRATEGIES FUND (Prospectus Summary) | FLOATING RATE STRATEGIES FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFCX
FLOATING RATE STRATEGIES FUND (Prospectus Summary) | FLOATING RATE STRATEGIES FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFIX